Employee Benefit Plans (Unfunded) (Details) - Schedule of Re-Measurement (Gains) / Losses in Other Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Re-Measurement (Gains) / Losses in Other Comprehensive Income [Abstract]
Actuarial (gain)/loss	$ 17,989	$ (11,097)	$ 61,594	$ (39,247)	$ (45,373)	$ (51,364)
Amortization loss	(5,250)	(4,466)	(15,859)	(13,826)	(18,290)	(1,992)
Total	$ 23,239	$ (6,631)	$ 77,453	$ (25,421)	$ (27,083)	$ (49,372)